May 18, 2010

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Principal Funds, Inc.
File No. 333-166059

Ladies and Gentlemen:

On behalf of Principal Funds, Inc. (the "Fund"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933 the Fund's definitive proxy statement/prospectus materials relating to the above-referenced registration statement.

Please call me or Michael D. Roughton of this office at 515-248-3842 if you have any questions.

Sincerely

/s/ Adam U. Shaikh

Adam U. Shaikh
Assistant Counsel
Principal Funds, Inc.
515-235-9328

AUS/ka

Enclosures